Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of pre-tax GAAP income

        The following table provides a summary of our pre-tax GAAP income (in thousands):

	Year Ended December 31,
	2017	2016	2015
Pre-tax GAAP income:
REIT	$66,988	$35,151	$44,449
TRS Consolidated Group	43,880	8,470	1,426

Total pre-tax GAAP income	$110,868	$43,621	$45,875

Schedule of provision (benefit) from income taxes

        Our provision for (benefit from) income taxes was comprised as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current tax provision
Federal	$17,201	$768	$298
State	3,557	1,589	118

Total	20,758	2,357	416

Deferred tax (benefit) provision
Federal	$(2,928)	$1,449	$(2,957)
State	(929)	2,380	(1,239)
Valuation allowance	(3,542)	(5,361)	3,780

Total	(7,399)	(1,532)	(416)

Total income tax expense	$13,359	$825	$—

Schedule of reconciliation of effective income tax rate as a percentage of pretax income or loss to the U.S. federal statutory rate

	Year Ended December 31,
	2017	2016	2015
U.S. federal statutory rate	35.0%	35.0%	35.0%
REIT non-taxable income	(21.2)	(28.2)	(38.7)
State and local income taxes, net of
federal tax benefit	1.6	6.9	(2.7)
Change in valuation allowance	(1.3)	(12.3)	6.4
Tax rate change	(4.8)	—	—
Other	2.7	0.5	—

Effective income tax rate	12.0%	1.9%	—%

Summary of significant components of deferred tax assets and liabilities of TRS Consolidated Group

        The significant components of our deferred tax assets and liabilities of our TRS Consolidated Group were as follows (in thousands):

	December 31,
	2017	2016
Deferred tax assets:
Expenses not currently deductible	$9,750	$2,428
Loan loss reserves	10,036	27,486
Net operating and capital loss carryforwards	137	219
Valuation allowance	(3,418)	(6,960)

Deferred tax assets, net	$16,505	$23,173

Deferred tax liabilities:
Interest in equity affiliates—net	$2,841	$7,179
Intangibles	15,673	24,860
Mortgage servicing rights	7,493	3,550
Other	1,252	858

Deferred tax liabilities, net	$27,259	$36,447